Leases (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

(Dollars in millions)
Particulars	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2019	—	419	1	—	420
Reclassified on account of adoption of IFRS 16	92	—	—	—	92
Additions*	—	148	—	7	155
Additions through business combination (Refer to Note 2.10)	—	26	2	—	28
Deletions	—	(18)	—	—	(18)
Depreciation	(1)	(75)	(1)	(1)	(78)
Translation difference	(8)	(39)	—	(1)	(48)
Balance as of March 31, 2020	83	461	2	5	551

*	Net of lease incentives of $16 million related to lease of buildings

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities as of March 31, 2020

(Dollars in millions)
Particulars	Amount
Current lease liabilities	82
Non-current lease liabilities	530
Total	612

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities during the year ended March 31, 2020:

(Dollars in millions)
Particulars	Amount
Balance as of April 1, 2019	520
Additions	172
Additions through business combination (Refer to note 2.10)	32
Finance cost accrued during the period	24
Deletions	(20)
Payment of lease liabilities	(90)
Translation difference	(26)
Balance as of March 31, 2020	612

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 on an undiscounted basis:

(Dollars in millions)
Particulars	Amount
Less than one year	105
One to five years	344
More than five years	274
Total	723

Schedule of Movement in Net Investment in Sublease ROU Asset

The following is the movement in the net-investment in sublease of ROU asset during fiscal 2020:

(Dollars in millions)
Particulars	Amount
Balance as of April 1, 2019	62
Interest income accrued during the period	2
Lease receipts	(6)
Balance as of March 31, 2020	58

Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset

The table below provides details regarding the contractual maturities of net investment in sublease of ROU asset as of March 31, 2020 on an undiscounted basis:

(Dollars in millions)
Particulars	Amount
Less than one year	7
One to five years	29
More than five years	32
Total	68